Contingencies, Commitments and Guarantees - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
DPT demand paid	$ 164	$ 314
Diverted Property Tax Payable	251	124
Tax Year 2015
Disclosure of analysis of single amount of discontinued operations [line items]
DPT demand paid		$ 31
Tax Year 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Diverted Property Tax Payable	90
Tax Year 2018 | Discontinued operations [member] | Bottom of range [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Potential diverted property tax payable	600
Tax Year 2018 | Discontinued operations [member] | Top of range [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Potential diverted property tax payable	$ 700